Subsequent Events - Narrative (Details) $ in Thousands									1 Months Ended	3 Months Ended										9 Months Ended		12 Months Ended
	Oct. 20, 2015 USD ($)	Apr. 06, 2015 USD ($)	Mar. 31, 2015 USD ($) Loan	Mar. 24, 2015 USD ($) Loan	Mar. 18, 2015 USD ($) Loan	Mar. 02, 2015 USD ($) Loan	Jan. 16, 2015 USD ($)	Jan. 01, 2015 USD ($)	Apr. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 27, 2015 USD ($)	Apr. 17, 2015 USD ($)
Subsequent Event [Line Items]
Mortgage servicing rights, at fair value										$ 787,344		$ 93,901				$ 116,029				$ 787,344		$ 93,901	$ 116,029
Preferred stock dividends										0		0	$ 0	$ 582	$ 581	$ 581	$ 1,446	$ 1,519	$ 1,485	0	$ 1,163	1,163	5,031	$ 85
Repayment of SSTL																						5,809,239	$ 8,804,558	$ 822,137
Non Agency Mortgage Servicing Rights [Member]
Subsequent Event [Line Items]
Unpaid principal balance of MSRs												195,300,000										195,300,000
Mortgage servicing rights, at fair value												$ 787,100										787,100
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash pre-payments to secure future obligations																									$ 3,200	$ 15,400
Escrowed collateral																									$ 37,500
Repayment of SSTL									$ 840,000
Subsequent Event [Member] | Non Agency Mortgage Servicing Rights [Member]
Subsequent Event [Line Items]
Fair value measurement of non-agency MSRs, cumulative-effect on retained earnings								$ 52,000
Former Executive Chairman Of Board Of Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Period to maintain confidentiality and non-competition							24 months
Non-solicitation period							24 months
Cash severance payment							$ 725
Employee Relocation [Member] | Former Executive Chairman Of Board Of Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Relocation payment							475
Ocwen Loan Servicing [Member]
Subsequent Event [Line Items]
Number of performing agency loans held for sale | Loan						277,000
Unpaid principal balance of agency loans held for sale						$ 45,000,000
Ocwen Loan Servicing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of performing agency loans held for sale | Loan			76,000			277,000
Unpaid principal balance of agency loans held for sale			$ 9,100,000			$ 45,000,000					$ 9,100,000
Class A Preferred Stock [Member] | Ocwen Mortgage Servicing Inc [Member] | Former Executive Chairman Of Board Of Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock dividends							$ 725
Senior Secured Term Loan [Member]
Subsequent Event [Line Items]
Repayment of SSTL																				561,600
Senior Secured Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility, amount outstanding	$ 476,600
Repayment of SSTL	$ 50,000
Amended Senior Secured Term Loan [Member]
Subsequent Event [Line Items]
Corporate leverage ratio												3
Amended Senior Secured Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	0.50%
Period due to deliver financial statements to lender on company filing with regulator						35 days
Percentage of net cash proceeds from permitted asset sales allowed to prepay loans	100.00%					75.00%
Percentage of net cash proceeds from permitted asset sales allowed to reinvest in assets of business use						25.00%
Time period to reinvest net cash proceeds from permitted asset sales in assets of business use						120 days
Extended time period to reinvest net cash proceeds from permitted asset sales in assets of business use						90 days
Corporate leverage ratio											3.5
Percentage Of Lender Fee	3.00%
Amended Senior Secured Term Loan [Member] | Ocwen Loan Servicing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Extended time period to reinvest net cash proceeds from permitted asset sales in assets of business use						90 days
Green Tree Loan Servicing [Member] | Ocwen Loan Servicing [Member]
Subsequent Event [Line Items]
Number of performing agency loans held for sale | Loan					55,000
Unpaid principal balance of agency loans held for sale					$ 9,600,000
Green Tree Loan Servicing [Member] | Ocwen Loan Servicing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of performing agency loans held for sale | Loan					55,000
Unpaid principal balance of agency loans held for sale					$ 9,600,000
Nationstar Mortgage LLC [Member] | Ocwen Loan Servicing [Member]
Subsequent Event [Line Items]
Number of performing agency loans held for sale | Loan			76,000	142,000
Unpaid principal balance of agency loans held for sale			$ 9,100,000	$ 25,000,000					$ 2,800,000		$ 9,100,000
NRZ [Member]
Subsequent Event [Line Items]
Unpaid principal balance of agency loans held for sale										146,000,000		$ 160,800,000	$ 160,800,000							146,000,000	$ 160,800,000	$ 160,800,000
Increased costs of financing to be compensated during contractual term										$ 8,200										$ 8,500
NRZ [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Extended term as named servicer		2 years
Negotiation period for extension, prior to end of contract term		6 months
Standstill period to replace as named servicer		2 years
Increased costs of financing to be compensated during any calendar month		$ 3,000
Increased costs of financing to be compensated during contractual term		$ 36,000
NRZ [Member] | Ocwen Loan Servicing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage on UPB of performing loans received as consideration on sale of clean-up call rights		0.50%
Nonperforming Financing Receivable [Member] | Ocwen Loan Servicing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Unpaid principal balance of agency loans held for sale			42,700								$ 42,700
Senior Secured Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayment of SSTL			$ 73,800
Maximum [Member] | NRZ [Member] | Ocwen Loan Servicing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Increased costs of financing to be compensated during any calendar month		$ 3,000
Increased costs of financing to be compensated during contractual term		$ 36,000